Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and in accordance with the rules and regulations of the Securities and Exchange Commission. All significant intercompany transactions and balances have been eliminated in consolidation. The Company’s financial position as of December 31, 2016 and 2015 and the financial statements reported for each of the three years in the period ended December 31, 2016 include the Company and all of its subsidiaries

Certain prior period amounts have been reclassified to conform to the current presentation.

Segment Information

Segment Information

The Company operates in one industry segment, which is the exploration, development and production of oil and natural gas, and all of its operations are conducted in one geographic area of the United States.

Use of Estimates

Use of Estimates

In preparing the accompanying financial statements, management has made certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. Changes in estimates are recorded prospectively.

Significant assumptions are required in the valuation of proved and unproved oil and natural gas reserves, which affect the Company’s estimates of depletion expense, impairment, and the allocation of value in our business combinations. Significant assumptions are also required in the Company’s estimates of the net gain or loss on commodity derivative assets and liabilities, fair value associated with business combinations, and asset retirement obligations (“ARO”).

Cash

Cash

Cash and cash equivalents include highly liquid investments with a maturity of three months or less. At times, the amount of cash on deposit in financial institutions exceeds federally insured limits. Management monitors the soundness of the financial institutions it does business with, and believes the Company’s risk is not significant.

Accounts Receivable

Accounts Receivable

Accounts receivable—Oil and gas sales consist of uncollateralized accrued revenues due under normal trade terms, generally requiring payment within 30 to 60 days of production. Accounts receivable—Joint interest owners consist of uncollateralized joint interest owner obligations due within 30 days of the invoice date. Accounts receivable—Other consists at December 31, 2016 and at December 31, 2015 of derivative positions not settled as of the balance sheet date. No interest is charged on past‑due balances. The Company routinely assesses the recoverability of all material trade, joint interest and other receivables to determine their collectability, and reduces the carrying amounts by a valuation allowance that reflects management’s best estimate of the amounts that may not be collected. As of December 31, 2016 and 2015, the Company did not have significant allowances for doubtful accounts.

Concentration of Risk

Concentration of Risk

Substantially all of the Company’s accounts receivable are related to the oil and gas industry. This concentration of entities may affect the Company’s overall credit risk in that these entities may be affected similarly by changes in economic and other conditions, including declines in commodity prices. As of December 31, 2016, 77% of Accounts receivable—Oil and gas sales were due from four purchasers and 48% of Accounts receivable‑Joint interest owners were due from five working interest owners. As of December 31, 2015, 68% of Accounts receivable—Oil and gas sales are due from four purchasers and 80% of Accounts receivable—Joint interest owners are due from five working interest owners. As of December 31, 2014, 70% of Accounts receivable—Oil and gas sales were due from five purchasers and 67% of Accounts receivable—Joint interest owners were due from five working interest owners. If any or all of these significant counterparties were to fail to pay amounts due to the Company, the Company’s financial position and results of operations could be materially and adversely affected.

Dependence on Major Customers

Dependence on Major Customers

The Company maintains a portfolio of crude oil and natural gas marketing contracts with large, established refiners and oil and gas purchasers. During the year ended December 31, 2016, the largest purchasers of our production were Plains Marketing LP (“Plains Marketing”) and ETC Field Services LLC, which accounted for approximately 37% and 24% of consolidated oil and gas sales, respectively. During the year ended December 31, 2015, the largest purchasers of our production were Valero Energy Corp. (“Valero”), ETC Field Services LLC, Plains Marketing LP, and NGL Energy Partners LP, which accounted for approximately 18%,  17%,  16%, and 15% of consolidated oil and gas sales, respectively. During the year ended December 31, 2014, the largest purchasers of our production were Valero Energy Corp. (“Valero”), NGL Energy Partners LP, PVR Midstream LLC (“PVR Midstream”), Plains Marketing LP (“Plains Marketing”), and Monarch Natural Gas LLC which accounted for approximately 22%,  12%,  12%,  10% and 10% of consolidated oil and gas sales, respectively.

Management believes that there are alternative purchasers and that it may be necessary to establish relationships with such new purchasers. However, there can be no assurance that the Company can establish such relationships and that those relationships will result in an increased number of purchasers. Although the Company is exposed to a concentration of credit risk, management believes that all of the Company’s purchasers are credit worthy.

Dependence on Suppliers

Dependence on Suppliers

The Company’s industry is cyclical, and from time to time, there can be an imbalance between the supply of and demand for drilling rigs, equipment, services, supplies and qualified personnel. During periods of oversupply, there can be financial pressure on suppliers. If the financial pressure leads to work interruptions or stoppages, the Company could be materially and adversely affected. Management believes that there are adequate alternative providers of drilling and completion services although it may become necessary to establish relationships with new contractors. However, there can be no assurance that the Company can establish such relationships and that those relationships will result in increased availability of drilling rigs or other services, or that they could be obtained on the same terms.

Oil and Gas Properties

Oil and Gas Properties

The Company accounts for its oil and natural gas exploration and production activities under the successful efforts method of accounting.

Costs to acquire mineral interests in oil and natural gas properties are capitalized. Costs to drill and equip development wells and the related asset retirement costs are capitalized. The costs to drill and equip exploratory wells are capitalized pending determination of whether the Company has discovered proved commercial reserves. If proved commercial reserves are not discovered, such drilling costs are charged to expense. In some circumstances, it may be uncertain whether proved commercial reserves have been found when drilling has been completed. Such exploratory well drilling costs may continue to be capitalized if the anticipated reserve quantity is sufficient to justify its completion as a producing well and sufficient progress in assessing the reserves and the economic and operating viability of the project is being made.

The Company capitalizes interest on expenditures for significant exploration and development projects that last more than six months while activities are in progress to bring the assets to their intended use.

On the sale or retirement of a proved field, the cost and related accumulated depletion, depreciation and amortization are eliminated from the field accounts, and the resultant gain or loss is recognized.

Capitalized amounts attributable to proved oil and gas properties are depleted by the unit‑of‑production method over the life of proved reserves, using the unit conversion ratio of six thousand cubic feet of gas to one barrel of oil equivalent. Depletion of the costs of wells and related equipment and facilities, including capitalized asset retirement costs, net of salvage values, is computed using proved developed reserves. The reserve base used to calculate depreciation, depletion, and amortization for leasehold acquisition costs and the cost to acquire proved properties is the sum of proved developed reserves and proved undeveloped reserves.

The Company reviews its proved oil and natural gas properties, including related wells and equipment, for impairment by comparing expected undiscounted future cash flows at a producing field level to the net capitalized cost of the asset. If the future undiscounted cash flows, based on the Company’s estimate of future commodity prices, operating costs, and production, are lower than the net capitalized cost, the capitalized cost is reduced to fair value. Fair value is calculated by discounting the future cash flows at an appropriate risk‑adjusted discount rate.

The Company evaluates its unproved properties for impairment on a property‑by‑property basis. The Company’s unproved property consists of acquisition costs related to its undeveloped acreage. The Company reviews the unproved property for indicators of impairment based on the Company’s current exploration plans with consideration given to results of any drilling and seismic activity during the period and known information regarding exploration and development activity by other companies on adjacent blocks.

On the sale of an entire interest in an unproved property, gain or loss on the sale is recognized, taking into consideration the amount of any recorded impairment if the property had been assessed individually. If a partial interest in an unproved property is sold, the amount received is treated as a reduction of the cost of the interest retained.

Other Property, Plant and Equipment

Other Property, Plant and Equipment

Other property, plant and equipment is depreciated on a straight‑line basis over the estimated useful lives of the property, plant and equipment, which range from three years to ten years.

Oil and Gas Sales Payable

Oil and Gas Sales Payable

Oil and gas sales payable represents amounts collected from purchasers for oil and gas sales, which are due to other revenue interest owners. Generally, the Company is required to remit amounts due under these liabilities within 60 days of receipt.

Commodity Derivatives

Commodity Derivatives

The Company records its commodity derivative instruments on the Consolidated Balance Sheet as either an asset or liability measured at its fair value. Changes in the derivative’s fair value are recognized currently in earnings, unless specific hedge accounting criteria are met. During the years ended December 31, 2016, 2015 and 2014, the Company elected not to designate any of its commodity price risk management activities as cash flow or fair value hedges. The changes in the fair values of outstanding financial instruments are recognized as gains or losses in the period of change.

Although the Company does not designate its commodity derivative instruments as cash‑flow hedges, management uses those instruments to reduce the Company’s exposure to fluctuations in commodity prices related to its natural gas and oil production. Net gains and losses, at fair value, are included on the Consolidated Balance Sheet as current or noncurrent assets or liabilities based on the anticipated timing of cash settlements under the related contracts. Changes in the fair value of commodity derivative contracts are recorded in earnings as they occur and are included in other income (expense) on the Consolidated Statement of Operations. See Note 7, “Fair Value Measurement,” for disclosure about the fair values of commodity derivative instruments.

Asset Retirement Obligations

Asset Retirement Obligations

The Company's asset retirement obligations ("ARO") consist of future plugging and abandonment expenses on oil and natural gas properties. The Company estimates an ARO for each well in the period in which it is incurred based on estimated present value of plugging and abandonment costs, increased by an inflation factor to the estimated date that the well would be plugged. The resulting liability is recorded by increasing the carrying amount of the related long- lived asset. The liability is then accreted to its then-present value each period and the capitalized cost is depleted over the useful life of the related asset. If the liability is settled for an amount other than the recorded amount, a gain or loss is recognized. The ARO is classified as current or noncurrent based on the expect timing of payments.

Revenue Recognition

Revenue Recognition

Revenues from the sale of crude oil, natural gas, and natural gas liquids are valued at the estimated sales price and recognized when the product is delivered at a fixed or determinable price, title has transferred, collectability is reasonably assured and evidenced by a contract. The Company follows the “sales method” of accounting for its oil and natural gas revenue, so it recognizes revenue on all crude oil, natural gas, and natural gas liquids sold to purchasers. A receivable or liability is recognized only to the extent that the Company has an imbalance on a specific property greater than the expected remaining proved reserves. Any such imbalances were not significant as of December 31, 2016, 2015, and 2014.

Income Taxes

Income Taxes

The Company records a federal and state income tax liability associated with its status as a corporation. The Company recognizes a tax liability on its share of pre-tax book income, exclusive of the non-controlling interest.

Income taxes are accounted for under the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which differences are expected to be recovered or settled pursuant to the provisions of ASC 740—Income Taxes. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company records a valuation allowance if it is deemed more likely than not that all or a portion of its deferred income tax assets will not be realized. In addition, income tax rules and regulations are subject to interpretation and the application of those rules and regulations require judgment by the Company and may be challenged by the taxation authorities. The Company follows a two‑step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return and disclosures regarding uncertainties in income tax positions. Only tax positions that meet the more likely than not recognition threshold are recognized. The Company’s policy is to include any interest and penalties recorded on uncertain tax positions as a component of income tax expense. The Company’s unrecognized tax benefits or related interest and penalties are immaterial.

Comprehensive Income	Comprehensive Income The Company has no elements of comprehensive income other than net income.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

Adopted in the current year:

In August 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2014-15, “Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” This ASU requires management to evaluate whether there are conditions or events that raise substantial doubt about an entity’s ability to continue as a “going concern” and to provide disclosures when certain criteria are met. Substantial doubt exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued (or available to be issued). The amendments are effective for interim and annual reporting periods beginning after December 15, 2016. Early adoption is permitted and the Company chose to early adopt ASU 2014-15 beginning October 1, 2016. Adoption did not have a material impact on the financial position, cash flows or results of operations.

In January 2015, the FASB issued ASU 2015-01, “Income Statement—Extraordinary and Unusual Items.” This ASU removes the concept of extraordinary items from GAAP. Under existing guidance, an entity is required to separately disclose extraordinary items, net of tax, in the income statement after income from continuing operations if an event or transaction is of an unusual nature and occurs infrequently. This separate, net of tax presentation will no longer be allowed. The amendments are effective for interim and annual reporting periods beginning after December 15, 2015. Therefore, the Company adopted ASU 2015-01 beginning January 1, 2016. Adoption did not have a material impact on the financial position, cash flows or results of operations.

In April 2015, the FASB issued ASU 2015-03, “Interest—Imputation of Interest” (Subtopic 835-30): “Simplifying the Presentation of Debt Issuance Costs.” Entities that have historically presented debt issuance costs as an asset, related to a recognized debt liability, will be required to present those costs as a direct deduction from the carrying amount of that debt liability. The ASU does not change the recognition, measurement, or subsequent measurement guidance for debt issuance costs. Adoption of this ASU will be applied retrospectively. In August 2015, the FASB issued ASU 2015-15, “Interest—Imputation of Interest” (Subtopic 835-30), which addresses the presentation or subsequent measurement of debt issuance costs related to line-of-credit arrangements, given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements. The amendments are effective for interim and annual reporting periods beginning after December 15, 2015. Therefore, the Company adopted ASU 2015-03 beginning January 1, 2016. Changes to the balance sheet have been applied on a retrospective basis. This resulted in the reclassification of debt issuance costs of $10.3 million associated with our Senior Unsecured Notes from Other assets to Long-term debt in the Consolidated Balance Sheet for the period ended December 31, 2015. Adoption did not have a material impact on the financial position, cash flows or results of operations.

In September 2015, the FASB issued ASU 2015-16, “Business Combinations” (Topic 805): “Simplifying the Measurement-Period Adjustments.” The new standard eliminates the requirement that an acquirer in a business combination account for measurement-period adjustments retrospectively. Instead, an acquirer will recognize a measurement-period adjustment during the period in which it determines the amount of the adjustment. The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Therefore, the Company adopted ASU 2015-16 beginning January 1, 2016. Adoption did not have a material impact on the financial position, cash flows or results of operations.

In August 2016, the FASB issued ASU 2016‑15, “Statement of Cash Flows” (Topic 230). This amendment is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows, specifically in regard to (1) debt prepayment or debt extinguishment costs, (2) settlement of zerocoupon debt instruments, (3) contingent consideration payments made after a business combination, (4) proceeds from the settlement of insurance claims, (5) proceeds from the settlement of corporateowned life insurance policies, including bankowned life insurance policies, (6) distributions received from equity method investments, (7) beneficial interests in securitization transactions, and (8) separately identifiable cash flows and application of the predominance principle. The amendments are effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted and the Company chose to early adopt ASU 2016-15 beginning October 1, 2016. Adoption did not have a material impact on the financial position, cash flows or results of operations.

In November 2016, the FASB issued ASU 2016‑18, “Statement of Cash Flows: Restricted Cash” (Topic 230). The new standard requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This standard also requires entities to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. The standard is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted and the Company chose to early adopt ASU 2016-18 beginning October 1, 2016. Adoption did not have a material impact on the financial position, cash flows or results of operations.

In January 2017, the FASB issued ASU 2017‑01, “Business Combinations” (Topic 805). This amendment is intended to clarify the definition of a business. The standard is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted and the Company chose to early adopt ASU 2017-01 beginning October 1, 2016. Adoption did not have a material impact on the financial position, cash flows or results of operations.

To be adopted in a future period:

In May 2014, the FASB issued ASU 2014‑09, “Revenue from Contracts with Customers,” which creates a new topic in the Accounting Standards Codification (“ASC”), topic 606, “Revenue from Contracts with Customers.” This ASU sets forth a five‑step model for determining when and how revenue is recognized. Under the model, an entity will be required to recognize revenue to depict the transfer of goods or services to a customer at an amount reflecting the consideration it expects to receive in exchange for those goods or services. Additional disclosures will be required to describe the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. In August 2015, the FASB issued ASU 2015‑14, which deferred the effective date of ASU 2014‑09 by one year. The amendments are now effective for interim and annual reporting periods beginning after December 15, 2017 and may be applied on either a full or modified retrospective basis. Early adoption is permitted. The Company is in the early stages of evaluating the effect that the adoption of Update 2014‑09 and Update 2015‑14 will have on our financial statements. At this time, we are performing a review on a sample of revenue contracts to determine the impact of adoption. The Company will continue to further evaluate the effect that the adoption of Update 2014-09 and Update 2015-14 will have on our financial statements. We anticipate adoption of Update 2014‑09 and Update 2015‑14 effective as of January 1, 2018.

In February 2016, the FASB issued ASU 2016‑02, “Leases” (Topic 842). This amendment requires, among other things, that lessees recognize the following for all leases (with the exception of short‑term leases) at the commencement date: (1) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) a right‑of‑use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Lessees and lessors must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The amendments are effective for interim and annual reporting periods beginning after December 15, 2018. The Company is currently evaluating the impacts of the amendments to our financial statements and accounting practices for leases. We anticipate adoption of ASU 2016-02 effective as of January 1, 2018.

In March 2016, the FASB issued ASU 2016‑09, “Compensation—Stock Compensation” (Topic 718). This amendment is intended to simplify the accounting for share-based payment awards to employees, specifically in regard to (1) the income tax consequences, (2) classification of awards as either equity or liabilities, and (3) classification on the statement of cash flows. The amendments are effective for interim and annual reporting periods beginning after December 15, 2016. Therefore, the Company has adopted ASU 2016-09 effective as of January 1, 2017. Adoption did not have a material impact on the financial position, cash flows or results of operations.